Class A, C, Inst, Inv, R6, T Shares | Goldman Sachs High Yield Municipal Fund
Goldman Sachs High Yield Municipal Fund—Summary
Investment Objective
The Goldman Sachs High Yield Municipal Fund (the “Fund”) seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $100,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 38 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 42 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 72 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-146 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Inv, R6, T Shares - Goldman Sachs High Yield Municipal Fund		Class A	Class C	Institutional	Investor	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Inv, R6, T Shares - Goldman Sachs High Yield Municipal Fund		Class A	Class C	Institutional	Investor	Class R6	Class T
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	none	0.25%
Other Expenses	[1]	0.15%	0.40%	0.06%	0.15%	0.05%	0.15%
Service Fees		none	0.25%	none	none	none	none
All Other Expenses		0.15%	0.15%	0.06%	0.15%	0.05%	0.15%
Total Annual Fund Operating Expenses		0.92%	1.67%	0.58%	0.67%	0.57%	0.92%
Fee Waiver and Expense Limitation	[2]	(0.07%)	(0.07%)	(0.02%)	(0.07%)	(0.02%)	(0.07%)
Total Annual Fund Operating Expenses	[3]	0.85%	1.60%	0.56%	0.60%	0.55%	0.85%
[1]	The “Other Expenses” for Class R6 Shares have been restated and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class T Shares of the Fund. These arrangements will remain in effect through at least July 29, 2019, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Inv, R6, T Shares - Goldman Sachs High Yield Municipal Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	533	723	930	1,524
Class C Shares	263	520	901	1,970
Institutional Shares	57	184	322	724
Investor Shares	61	207	366	828
Class R6 Shares	56	181	316	712
Class T Shares	335	529	740	1,347

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Inv, R6, T Shares | Goldman Sachs High Yield Municipal Fund | Class C Shares | USD ($)	163	520	901	1,970

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2018 was 16% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield Municipal Securities. High-yield securities are securities that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by an NRSRO. Non-investment grade securities are commonly known as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default.

Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities. In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. Individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower).

The Fund may focus its investments in issuers within the same state or economic sector.

The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio.

Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Goldman Sachs High Yield Municipal Fund Composite Index (comprised of 40% Bloomberg Barclays Municipal Bond Index and 60% Bloomberg Barclays Municipal High Yield Bond Index), plus or minus two years. (Historically over the last five years, the duration of the Goldman Sachs High Yield Municipal Fund Composite Index has ranged between 6.02 and 7.66 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Goldman Sachs High Yield Municipal Fund Composite Index, which is comprised of the Bloomberg Barclays Municipal Bond Index (40%) and the Bloomberg Barclays Municipal High Yield Bond Index (60%).
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Municipal Securities Risk.  Municipal Securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.

State/Territory Specific Risk.  The Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk. Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R6 and Class T Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs High Yield Municipal Fund Composite Index, a custom benchmark comprised of the Bloomberg Barclays Municipal Bond Index (40%) and the Bloomberg Barclays Municipal High Yield Bond Index (60%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the six-month period ended June 30, 2018 was 4.20%. Best Quarter Q3 ‘09 +16.87% Worst Quarter Q4 ‘08 –22.35%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Average Annual Total Returns - Class A, C, Inst, Inv, R6, T Shares - Goldman Sachs High Yield Municipal Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares		4.10%	3.87%	3.81%	4.59%		Apr. 03, 2000
Class A Shares | Returns After Taxes on Distributions		4.00%	3.78%	3.73%	4.54%		Apr. 03, 2000
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		4.02%	3.88%	3.86%	4.60%		Apr. 03, 2000
Class A Shares | Goldman Sachs High Yield Municipal Fund Composite Index		7.98%	3.83%	4.97%	5.54%		Apr. 03, 2000
Class A Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		5.45%	3.02%	4.45%	5.02%		Apr. 03, 2000
Class A Shares | Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		9.69%	4.35%	5.24%	5.82%		Apr. 03, 2000
Class C Shares		7.15%	4.04%	3.50%	4.08%	[1]	Apr. 03, 2000
Class C Shares | Goldman Sachs High Yield Municipal Fund Composite Index		7.98%	3.83%	4.97%	5.54%		Apr. 03, 2000
Class C Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		5.45%	3.02%	4.45%	5.02%		Apr. 03, 2000
Class C Shares | Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		9.69%	4.35%	5.24%	5.82%		Apr. 03, 2000
Institutional Shares		9.31%	5.12%	4.60%	5.22%		Apr. 03, 2000
Institutional Shares | Goldman Sachs High Yield Municipal Fund Composite Index		7.98%	3.83%	4.97%	5.54%		Apr. 03, 2000
Institutional Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		5.45%	3.02%	4.45%	5.02%		Apr. 03, 2000
Institutional Shares | Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		9.69%	4.35%	5.24%	5.82%		Apr. 03, 2000
Investor Shares		9.24%	5.10%		6.55%		Jul. 30, 2010
Investor Shares | Goldman Sachs High Yield Municipal Fund Composite Index		7.98%	3.83%		5.45%		Jul. 30, 2010
Investor Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		5.45%	3.02%		4.04%		Jul. 30, 2010
Investor Shares | Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		9.69%	4.35%		6.37%		Jul. 30, 2010
Class R6 Shares	[2]	9.28%	5.12%	4.59%	5.22%		Nov. 30, 2017
Class R6 Shares | Goldman Sachs High Yield Municipal Fund Composite Index	[2]	7.98%	3.83%	4.97%	5.54%		Nov. 30, 2017
Class R6 Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	5.45%	3.02%	4.45%	5.02%		Nov. 30, 2017
Class R6 Shares | Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	9.69%	4.35%	5.24%	5.82%		Nov. 30, 2017
Class T Shares	[3]	4.10%	3.87%	3.81%	4.59%
Class T Shares | Goldman Sachs High Yield Municipal Fund Composite Index	[3]	7.98%	3.83%	4.97%	5.54%
Class T Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	5.45%	3.02%	4.45%	5.02%
Class T Shares | Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	9.69%	4.35%	5.24%	5.82%
[1]	Effective July 30, 2018, Class C Shares will automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[2]	Class R6 Shares commenced operations on November 30, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[3]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares, including since inception performance as of Class A Shares’ inception date. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.